SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Annual Depreciation Rates, Property and Equipment [Table Text Block]
Computers	33%
Lab equipment	15%
Office furniture	6%